DEBT AND MORTGAGE-BACKED SECURITIES (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Term to maturity: Amortized Cost
One year or less	$ 15,013,486
Over one through five years	24,797,305
Over five through ten years	2,930
Over ten years	2,387,319
Amortized Cost	42,201,040	$ 28,351,669
Term to maturity: Fair Value
One year of less	15,015,463
Over one through five years	24,797,906
Over five through ten years	2,966
Over ten years	2,503,472
Fair Value	42,319,807	28,496,302
Term to maturity: Amortized Cost
Over one through five years	5,232,755
Over ten years	88,907
Amortized Cost	5,321,662	13,121,881
Term to maturity: Fair Value
Over one through five years	5,237,922
Over ten years	88,909
Fair Value	5,326,831	13,079,606
Proceeds from sales of available-for-sale securities	$ 0	$ 0	$ 0